SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lessee Disclosure [Abstract]
Operating lease expense	$ 52,432	$ 21,263
Amortization of right-of-use assets	1,300,302	1,003,668
Interest on lease liabilities	171,339	175,885
Total finance lease expense	$ 1,471,641	$ 1,179,553